Summary of Significant Accounting Policies and Recent Accounting Guidance	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies and Recent Accounting Guidance	Summary of Significant Accounting Policies and Recent Accounting Guidance
Cash and Cash Equivalents
Cash and cash equivalents include all cash balances and highly liquid investments with original maturities of three months or less from the date of purchase. Cash equivalents consist of money market funds.
Accounts Receivable
The Company records its accounts receivable at sales value and establishes reserves for those which are determined to be uncollectible. The amounts of the specific reserves are estimated by management based on various assumptions including the customer’s financial position, age of the customer’s receivables, and changes in payment schedules and histories. Account balances are charged off against the allowance for doubtful accounts receivable when the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received.
Inventory
Inventory includes material and third-party assembly costs. Substantially all of the Company's inventory consists of finished goods inventory. Inventory is recorded at the lower of cost or net realizable value, with cost being determined using the weighted-average cost method. The Company reviews inventory for excess supply, obsolescence, and valuations above estimated realizable amounts, and writes down inventory to a lower cost basis when net realizable value does not exceed cost. Substantially all of the Company's inventory consisted of finished goods as of December 31, 2021 and 2020.
Property and Equipment
Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated economic useful lives of the assets or, for leasehold improvements, over the shorter of the estimated economic useful life or related lease terms as follows:

Furniture and fixtures	3-7 years
Leasehold improvements	2-5 years
Software	2-3 years
Tooling and manufacturing equipment	3 years
Computer equipment	2 years
Expenditures that materially increase values or capacities or extend useful lives of property and equipment are capitalized. Routine maintenance, repairs, and renewal costs are expensed as incurred.
Intangible Assets Subject to Amortization
Intangible assets subject to amortization consist of patents, trademarks, software development costs, and content film production costs and are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may be impaired. The Company did not recognize any impairment charges for intangible assets during the periods ended December 31, 2021 or 2020. Intangible assets were $1,696, net of accumulated amortization of $329 as of December 31, 2021 and $605, net of accumulated amortization of $183, as of December 31, 2020. Patents and trademarks are amortized over ten years using the straight-line method. Film production costs are amortized over three years using the individual-film-forecast-computation method.
The Company’s software development costs relate to applications to be provided to its customers as part of the integrated hardware and application experience and are expensed as incurred until the preliminary project stage has been completed and application development begins. The Company discontinues capitalization upon entering the post-implementation stage and expenses ongoing maintenance and support costs. As of December 31, 2021, capitalized software development costs were $1,101. The Company did not have any capitalized software development costs as of December 31, 2020. The Company's internally developed software capitalized within intangible assets on the balance sheet is still in development and not ready for general release. As such, the Company has not recognized any amortization for the year ended December 31, 2021.
Leases
The Company leases its office space and certain equipment under operating leases. For leases that contain rent escalation or rent concession provisions, the Company records the total rent payable during the lease term on a straight-line basis over the term of the lease. The Company records the difference between the rent paid and the straight-line rent as a deferred rent liability in the accompanying consolidated balance sheets.
Revenue Recognition
The Company generated substantially all of its revenues from the sale of its hardware products, primarily the Owlet Smart Sock, Owlet Cam and Owlet Monitor Duo. As discussed in Note 1, the Company suspended distribution of the Owlet Smart Sock in the United States during October 2021 pursuant to the Warning Letter and request by the FDA. The Company initiated distribution of a new sleep monitoring sock (the "Owlet Dream Sock") in December 2021 for a consumer launch in January 2022.
The Company’s primary source of revenues are in the United States. There are no other geographical regions that represent 10% or more of revenues. Revenues are recognized when control of goods and services is transferred to customers at the transaction price, an amount that reflects the consideration expected to be received by the Company in exchange for those goods and services. The transaction price is calculated as selling price less the Company’s estimate of variable consideration, including future returns, volume rebates, and sales incentives related to current period sales.
The Company applies the following five step-approach to recognizing revenue:
(1)Identify the contract with a customer
(2)Identify the performance obligations in the contract
(3)Determine the transaction price
(4)Allocate the transaction price to performance obligations in the contract
(5)Recognize revenue when or as a performance obligation is recognized
Arrangements with Multiple Performance Obligations
The Company enters into contracts that have multiple performance obligations. Product sales include three performance obligations. The first performance obligation is the delivery of hardware and embedded firmware essential to the functionality of the hardware. Embedded firmware allows the hardware to recognize inputs to the hardware and provide appropriate outputs. The second performance obligation is the implied right to connect the downloadable mobile application, provided free of charge, to the hardware, which enables users to view and access real-time data outputs. The third performance obligation is the implied right to receive, on a when-and-if-available basis, future unspecified application upgrades, added features, and bug fixes relating to the product’s essential firmware.
The Company allocates the transaction price to each performance obligation based on a relative standalone selling price (“SSP”). The Company’s process for determining its SSP considers multiple factors, including an adjusted market assessment and consumer behaviors, and varies depending on the facts and circumstances of each performance obligation. Revenues allocated to the delivery of the hardware and embedded firmware essential to the functionality of the hardware represent substantially all of the arrangement consideration and reflect the Company’s best estimate of the selling price if it was sold regularly on a stand-alone basis. SSP for the mobile application and upgrade rights are estimated based on relevant market and consumer data.
Revenues are recognized at the time the related performance obligation is satisfied by transferring control of the promised good or service to a customer. Revenues allocated to the hardware and embedded firmware are recognized at the time of product delivery, provided the other conditions for revenue recognition have been met. This generally occurs upon delivery of the product to a third-party carrier. Revenues allocated to the implied right to access the mobile application and the implied right to receive, on a when-and-if-available basis, future unspecified application upgrades, added features, and bug fixes, are recognized on a straight-line basis over the estimated usage period of the underlying hardware product. The usage period is estimated based on historical user activity and ranges from 5 to 27 months.
The Company records revenues net of sales tax and variable consideration such as discounts and customer returns. Payment terms are short-term in nature and, as a result, do not have any significant financing components. The Company records estimated reductions to revenue in the form of variable consideration for customer sales programs, returns, and incentive offerings including rebates, markdowns, promotions, and volume-based incentives.
Consideration payable to a customer, such as cooperative advertising and pricing promotions to retailers and distributors, is recorded as a reduction to revenue and an accrued liability unless the Company receives a distinct benefit in exchange for credits claimed and can reasonably estimate the fair value of the distinct benefit received. Deferred revenues represent advance payments received from customers prior to performance by the Company. Sales taxes collected from customers which are remitted to governmental authorities are not included in revenue and are reflected as a liability in the accompanying balance sheets.
Sales Returns, Rebates, Discounts, and Allowances
The Company’s contracts include promises to provide rights of return to customers as well as promises to issue discounts and provide rebates or allowances to certain retail channel customers if specified conditions are met. Revenues are reduced in the accompanying consolidated statements of operations and comprehensive loss for anticipated sales returns, discounts, and allowances, based on the Company’s analysis of sales returns, including historical sales returns, and contractual discounts and allowances. Expected returns and estimated discounts and allowances are included in accrued and other expenses in the accompanying balance sheets. Actual returns may vary from estimates if the Company experiences a change in actual sales returns or exchange patterns due to changes in products or competitive pressures.
Cost of Revenues
Cost of revenues consists of product costs, including contract manufacturing, shipping and handling, depreciation of tooling and manufacturing equipment, warranty replacement, fulfillment costs, warehousing, hosting, and write-downs of excess and obsolete inventory.
Product Warranty
The Company offers a limited warranty for product performance, generally one year from the date of device activation. The warranty obligation allows the Company to either repair or replace a defective product. The Company accrues for future expected warranty claims and records the amount to cost of revenues at the time of sale. The estimate of future warranty claims is based on historical warranty claim experience and known conditions. Estimated warranty liabilities are included in accrued and other expenses in the accompanying consolidated balance sheets.
Research and Development
Research and development expenses consist primarily of personnel-related expenses, consulting and contractor expenses, and prototype materials. Substantially all of the Company’s research and development costs are related to developing new products and services and improving existing products and services. These costs are expensed as incurred.
Stock-based Compensation
The Company recognizes stock-based compensation expense for service-based employee restricted stock units ("RSUs") and stock options on a straight-line basis over the requisite service period in the consolidated statements of operations and comprehensive loss.
The fair value of RSUs is based on the closing price of Owlet's common stock on the grant date. The fair value of stock options is measured at fair value on the date of grant using the Black-Scholes option pricing model, which requires assumptions and judgments. The Company accounts for forfeitures as they occur.
For the period during which the Company's common stock was publicly traded, the assumptions and judgments for stock options valuation included, but were not limited to the following:
•Expected term — The estimate of the expected term of awards was determined in accordance with the simplified method, which estimates the term based on an averaging of the vesting period and contractual term of the option award grant.
•Expected volatility — Since the Company does not have sufficient historical data on the volatility of its ordinary stock, the expected volatility was based on the volatility of similar entities for a period consistent with the expected term of the award. In evaluating similarity, the Company considered factors such as industry, stage of life cycle, and size.
•Risk-free rate - The estimate of the risk-free rate is based on the average of the published five and seven year US Treasury Bond rates, as of the date of grant, to align with the expected life.
For the period during which the Company's common stock was not publicly traded, the assumptions and judgments for stock options valuation included, but were not limited to the following:
•Expected term — The estimate of the expected term of awards was determined in accordance with the simplified method, which estimates the term based on an averaging of the vesting period and contractual term of the option award grant.
•Expected volatility — Since the Company was a private entity without sufficient historical data on the volatility of its ordinary stock, the expected volatility was based on the volatility of similar entities for a period consistent with the expected term of the award. In evaluating similarity, the Company considered factors such as industry, stage of life cycle, and size.
•Risk-free rate - The estimate of the risk-free rate is based on the average of the published five and seven year US Treasury Bond rates, as of the date of grant, to align with the expected life.
•Fair value of underlying common stock — As the Company’s common stock was not publicly traded, the fair value was determined by the Board of Directors with input from management and contemporaneous independent third-party valuations.
Marketing and Advertising
Marketing and advertising costs are expensed as incurred and are included in sales and marketing expenses in the consolidated statements of operations and comprehensive loss. Marketing and advertising expenses were approximately $27,086 and $15,317 for the years ended December 31, 2021 and December 31, 2020, respectively.
Warrant Liability
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 480 and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own shares of common stock, $0.0001 par value per share ("Common Stock"), among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-operating gain or loss on the consolidated statements of operations and comprehensive loss. For the period during which the Company's common stock was publicly traded, the fair value of the Public Warrants was based on quoted prices in an active market (see Fair Value Measurements), and the fair value of the Private Placement Warrants was estimated based on the quoted market price of the Public Warrants as the Company determined that the Private Placement Warrants are economically equivalent to the Public Warrants. For the period during which the Company's common stock was not publicly traded, the fair value of the warrants was estimated using the Black-Scholes option pricing model, which requires assumptions and judgments. Refer to Note 11 for further discussion on fair value considerations.
Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The Company utilizes a valuation hierarchy for disclosure of the inputs to the valuations used to measure fair value. Classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:
•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities,
•Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument,
•Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value.
The carrying value of the Company’s accounts receivable, accounts payable, and accrued expenses approximate their fair value due to the short period of time to maturity or repayment.
Income Taxes
Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the book and tax basis of assets and liabilities. The deferred taxes represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred income tax assets are reviewed periodically for recoverability, and valuation allowances are provided when it is more likely than not that some or all of the deferred income tax assets may not be realized.
The Company believes that it has appropriate support for the income tax positions taken on its tax returns, and that its accruals for tax liabilities are adequate for all open tax years, which include 2018-2021, based on an assessment of many factors including experience and interpretations of tax laws applied to the facts of each matter. Uncertain tax positions are recorded when it is more likely than not that a given tax position would not be sustained upon examination by taxing authorities. The Company’s policy for recording interest and penalties related to income taxes, including uncertain tax positions, is to record such items as a component of the provision for income taxes. The Company files income tax returns in the U.S. federal jurisdiction and certain state and local jurisdictions.
Net Loss per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Under the two-class method, net loss is attributed to common stockholders and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered all series of its redeemable convertible preferred stock to be participating securities; the redeemable convertible preferred stock was converted to common stock upon the consummation of the Merger on July 15, 2021. The Company does not have any participating securities subsequent to the Merger on July 15, 2021.
Under the two-class method, the net loss attributable to common stockholders is not allocated to the convertible preferred stock as the holders of the Company’s convertible preferred stock do not have a contractual obligation to share in the Company’s losses.
Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For a period in which the Company reports a net loss, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Recently Adopted Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40). ASU 2018-15 clarifies the accounting for implementation costs in cloud computing arrangements. The effective date of this update is for fiscal years beginning after December 15, 2020 and interim periods therein. The Company adopted the new guidance as of January 1, 2021. Adoption did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Standards Not Yet Adopted
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), related to leases to increase transparency and comparability among organizations by requiring the recognition of right-of-use (“ROU”) assets obtained in exchange for lease liabilities on the balance sheet. Most prominent among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The effective date of this update is for fiscal years beginning after December 15, 2021 and interim periods therein. The Company does not anticipate adoption to have a material impact on the Company's consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and has since released various amendments including ASU No. 2019-04. The guidance modifies the measurement of expected credit losses on certain financial instruments. This guidance will be effective for annual reporting periods beginning after December 15, 2022. Early adoption is permitted. The Company is currently assessing the impact of the guidance on its consolidated financial statements and disclosures.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as the elimination of exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, the recognition of deferred tax liabilities for outside basis differences, ownership changes in investments, and tax basis step-up in goodwill obtained in a transaction that is not a business combination. The guidance will be effective for annual reporting periods beginning after December 15, 2021. Early adoption is permitted. The Company does not anticipate adoption to have a material impact on the Company's consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for convertible instruments by removing major separation models required under current guidance. ASU
2020-06 also removes certain settlement conditions that are required for equity contracts to qualify for derivative scope exception and simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for annual reporting periods beginning after December 15, 2021, including interim periods. Early adoption is permitted. The Company is currently assessing the impact of adoption of this standard on the Company’s consolidated financial statements and related disclosures.